Short-term investments	6 Months Ended
Jun. 30, 2025
Short-term Investments
Short-term investments

Note 4 — Short-term investments

Short-term investments consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Marketable securities	149,583,000	472,897,200	66,060,012

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	149,583,000	149,583,000	-	-

June 30, 2025
	June 30,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	472,897,200	472,897,200	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2024, and June 30, 2025, short-term investments amounted to RMB 149,583,000 and RMB 472,897,200 (USD 66,060,012), respectively. During the six months ended June 30, 2025, the Company invested a total of RMB 389,427,840 (USD 54,400,000). The fair value change resulted in loss of approximately RMB 1,239,240 (USD 173,112).